Condensed Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash Flows from Operating Activities:
Net income	$ 5,588,537	$ 14,919,699	$ 18,686,195	$ 26,396,594
Adjustments to reconcile net income to net cash used in operating activities:
Change in fair value of derivative warrant liabilities	912,643	(14,139,590)	(13,625,420)	(31,535,830)
Offering costs – derivative warrant liabilities				1,766,912
Income from cash and investments held in Trust Account	(9,181,474)	(3,463,746)	(8,428,328)	(31,742)
General and administrative expenses paid by related party under promissory note				15,590
Changes in operating assets and liabilities:
Prepaid expenses	(433,659)	1,187,408	1,578,758	(1,872,470)
Accounts payable	206,940	16,441	13,475	20,617
Accrued expenses	443,888	671,847	349,431	657,043
Net cash used in operating activities	(2,463,125)	(807,941)	(1,425,889)	(4,583,286)
Cash Flows from Investing Activities:
Cash deposited in Trust Account	(6,400,000)			(575,000,000)
Cash withdrawn for redemptions	328,092,030
Net cash provided by investing activities	321,692,030			(575,000,000)
Cash Flows from Financing Activities:
Proceeds received from promissory note – related party	8,747,000
Redemption of Public Shares	(328,092,030)
Repayment of note payable to related party				(196,322)
Proceeds received from initial public offering, gross				575,000,000
Proceeds received from private placement				17,000,000
Proceeds received from working capital loan – related party		420,000	1,074,000	400,000
Net cash (used in) provided by financing activities	(319,345,030)	420,000	1,074,000	580,054,638
Offering costs paid				(12,149,040)
Net change in cash	(116,125)	(387,941)	(351,889)	471,352
Cash – beginning of the period	119,463	471,352	471,352
Cash – end of the period	$ 3,338	$ 83,411	119,463	471,352
Supplemental disclosure of noncash financing activities:
Offering costs included in accrued expenses				11,978
Offering costs paid by related party under promissory note				180,730
Deferred underwriting commissions				$ 20,125,000